Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Compensation Committee Processes

Our compensation committee determines the compensation of our executive officers and recommends to our full board any employment agreements, severance or termination agreements, or change of control agreements with our executive officers. Except as may be limited by applicable law, stock exchange rules and its charter, the compensation committee may delegate its authority to the extent it deems necessary or appropriate.

The compensation committee generally determines the compensation to be paid to our NEOs at a meeting held in the first quarter of each fiscal year. At this meeting, the committee evaluates the performance of our NEOs during the past year and approves adjustments to base salaries and individual incentive award targets for the upcoming year, including any performance objectives or other restrictions that must be satisfied as a condition of vesting of any grant or award. In addition, the committee determines the amount of our NEOs’ annual cash incentive awards for the immediately completed fiscal year and, to the extent any LTI award for that year was contingent on the attainment of performance goals, determines whether and to what extent the goals have been satisfied.

Although the compensation committee generally approves LTI awards to our NEOs at a meeting held in the first quarter of each fiscal year, the effective grant date of such awards is generally April 1st. The committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
The compensation committee generally determines the compensation to be paid to our NEOs at a meeting held in the first quarter of each fiscal year. At this meeting, the committee evaluates the performance of our NEOs during the past year and approves adjustments to base salaries and individual incentive award targets for the upcoming year, including any performance objectives or other restrictions that must be satisfied as a condition of vesting of any grant or award. In addition, the committee determines the amount of our NEOs’ annual cash incentive awards for the immediately completed fiscal year and, to the extent any LTI award for that year was contingent on the attainment of performance goals, determines whether and to what extent the goals have been satisfied.

Although the compensation committee generally approves LTI awards to our NEOs at a meeting held in the first quarter of each fiscal year, the effective grant date of such awards is generally April 1st. The committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false